Segmental Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reportable segments [member]
Disclosure of reportable segments [line items]
Income from government grants		$ 6
Additional variable rent expenditure		10
Business insurance claims		6
EMEAA [Member]
Disclosure of reportable segments [line items]
Income from government grants		$ 16
Geographic concentration risk2 [member] | Revenue [member]
Disclosure of reportable segments [line items]
Concentration risk benchmark	revenue relating to an individual country is separately disclosed when it represents 10% or more of total revenue.
Concentration risk percentage	10.00%
Geographic concentration risk2 [member] | Non-current Assets [member]
Disclosure of reportable segments [line items]
Concentration risk benchmark	non-current assets relating to an individual country are separately disclosed when they represent 10% or more of total non-current assets
Concentration risk percentage	10.00%